Related party disclosures (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2022	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party disclosures
Consulting fees				€ 280	€ 212
Dievini
Related party disclosures
Voting interests held				37.00%
Baron Jean Stephenne [Member]
Related party disclosures
Equity interest held						15.61%
Vincent Stephenne [Member]
Related party disclosures
Equity interest held							1.43%
Clarentis SRL | Antony Blanc
Related party disclosures
Expense recognized from related party transaction						€ 69
Consulting fees				€ 107	85
Franz-Werner Haas
Related party disclosures
Expense recognized from related party transaction				0	65
Payment compensated				40
Molecular Health
Related party disclosures
Research and development amounted				71
Dievini Hopp BioTech holding GmbH & Co. KG
Related party disclosures
Reimbursement of travel cost				0	1
BePharBel Manufacturing S.A
Related party disclosures
Settlement amount		€ 3,900
Amount paid						4,016
Alexander Zehnder
Related party disclosures
Expenses to handle future service agreement			€ 51	0
Barker BioMedical GmbH
Related party disclosures
Expense recognized from related party transaction				0	14
Craig Tooman
Related party disclosures
Expense recognized from related party transaction				€ 0	5
Rittershaus Rechtsanwaelte
Related party disclosures
Consulting fees						518
Notice period for termination at the option				3 months
Mariola Fotin-Mleczek
Related party disclosures
Consulting fees				€ 0	2
Income tax and social security liability receivable						€ 131
Florian von der Mlbe
Related party disclosures
Income tax and social security liability receivable					559
Dr. Ingmar Hrr
Related party disclosures
Expense recognized from related party transaction				0
Income tax and social security liability receivable					573
Immatics Biotechnologies GmbH
Related party disclosures
Equity interest held	14.20%
CureVac Printer GmbH
Related party disclosures
Consulting fees				20	146
Grid Europe
Related party disclosures
Expense recognized from related party transaction				€ 0	€ 23